Subsequent Events (Details) - $ / shares	Mar. 31, 2016	Feb. 28, 2016	Dec. 31, 2015
Joint venture on mobile terminal products [Member]
Subsequent Event [Line Items]
Equity interest in equity-method investment			49.50%
Partner ownership percentage of joint venture			50.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion from ADS to class A ordinary shares	every two ADSs representing three class A ordinary shares
Subsequent Event [Member] | Joint venture on mobile terminal products [Member]
Subsequent Event [Line Items]
Equity interest in equity-method investment		75.00%
Partner ownership percentage of joint venture		25.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Merger Agreement, Exchange Price	$ 51.33
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Merger Agreement, Exchange Price	51.33
Subsequent Event [Member] | ADS [Member]
Subsequent Event [Line Items]
Merger Agreement, Exchange Price	$ 77.00